CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income/(loss)	¥ (215,094)	$ (32,962)	¥ (1,034,510)	¥ 122,432
Adjustments for:
Depreciation and amortization of property, equipment and software	11,852	1,816	13,704	13,145
Depreciation of operating lease assets	19,389	2,971	20,458
Foreign exchange loss/(gain)	(14,094)	(2,160)	(9,636)	2,224
(Reversal)/provision of allowance for doubtful receivables	4,849	743		(2,152)
Loss on disposal of property, equipment and software	96	15		2,033
Share-based compensation expense	2,950	452	270,242	18,586
Deferred income tax expenses	0		0	1,062
Investment income	(5,844)	(896)	(3,055)	(3,162)
Amortization of right-of-use asset	13,432	2,059	10,928
Interest of lease liabilities	1,938	297	1,746
Impairment charge to non-current financial investment	2,475	379
Changes in assets and liabilities:
Accounts receivable	(4,499)	(690)	20,815	(20,228)
Inventories	(48,844)	(7,486)	369,147	(325,825)
Prepayments and other current assets	(99,127)	(15,194)	(20,256)	449,657
Income tax receivable			27,054	(27,054)
Amount due from a related party			68	(68)
Other non-current assets	2,720	417	1,090	(2,144)
Prepaid interest expense and guarantee fee	(149)	(23)	7,873	(7,970)
Accounts payable	(61,643)	(9,447)	51,810	(3,198)
Notes payable	(13,499)	(2,069)	27,462
Contract liabilities	422,100	64,690	1,384	(195,573)
Income tax payable			(609)	(23,255)
Accrued liabilities and other current liabilities	29,591	4,535	(24,545)	(11,253)
Other non-current liabilities	8,020	1,229
Lease liabilities	(14,322)	(2,195)	(11,228)
Net cash (used in)/provided by operating activities	42,297	6,481	(280,058)	(12,743)
Cash flows from investing activities:
Payment for short-term investments	(1,334,077)	(204,456)	(554,700)	(1,405,520)
Proceeds from disposal of short-term investments	1,288,540	197,477	546,750	1,498,682
Purchase of property, equipment and software	(2,176)	(333)	(8,380)	(24,910)
Proceeds from disposal of property, equipment and software	637	98		211
Payment for non-current financial investments	(2,500)	(383)
Net cash inflow arising from disposal of subsidiaries				15,515
Net cash provided by/(used in) investing activities	(49,576)	(7,597)	(16,330)	83,978
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			669,559
Payment for repurchase of ordinary shares	(23,915)	(3,665)
Prepayment under share repurchase agreement	(16,146)	(2,474)
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance			544,122
Payment for cost of issuance	(6,879)	(1,054)
Proceeds from borrowings	152,000	23,295	200,000	1,952,198
Repayment of borrowings	(217,000)	(33,257)	(1,135,730)	(964,947)
Payment for deemed distribution (Note 1(b))				(692,051)
Net cash provided by/(used in) financing activities	(111,940)	(17,155)	277,951	295,200
Net increase/(decrease) in cash and cash equivalents, and restricted cash	(119,219)	(18,271)	(18,437)	366,435
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(9,823)	(1,505)	(1,927)	2,275
Cash and cash equivalents, and restricted cash at the beginning of year	524,846	80,436	545,210	176,500
Cash and cash equivalents, and restricted cash at the end of year	395,804	60,660	524,846	545,210
Supplemental disclosure of cash flow information:
Cash paid for interest	3,736	573	11,583	35,773
Cash paid for guarantee fee			7,145	19,146
Cash paid for income tax			3,510	¥ 127,155
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of operating lease assets	135,276	20,732	99,523
Disposal of operating lease assets	¥ 115,887	$ 17,760	79,065
Accrued initial public offering related cost			¥ 7,493